Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Total		¥ 114,565			¥ 120,352
Less: Accumulated depreciation		(79,224)			(100,016)
Property and equipment, net		35,341		$ 2,921	20,336
Depreciation expenses	¥ 22,698	29,288	¥ 26,132
Computers and equipment
Property and equipment, net
Total		61,180			63,663
Leasehold improvement
Property and equipment, net
Total		43,360			45,498
Furniture and fixtures
Property and equipment, net
Total		9,797			10,963
Vehicle
Property and equipment, net
Total		¥ 228			¥ 228